PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	At December 31,
	2011	2012

Buildings	$29,870	$30,588
Leasehold improvements	793	1,101
Furniture, fixtures and equipment	3,870	4,016
Motor vehicles	655	586
Plant and machinery	9,995	10,624
Total	45,183	46,915
Less: Accumulated depreciation	(12,244)	(14,594)
Property, plant and equipment, net	$32,939	$32,321

The Group has recorded depreciation expense of $1,929, $2,109 and $2,290 for the years ended December 31, 2010, 2011 and 2012, respectively.